10. Net (Loss) Income per Common Share (Table)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Basic and diluted net (loss) income per common share

The numerators and denominators used in computing basic and diluted net (loss) income per common share in 2014 and 2013 are as follows:

	Net (Loss) Income (Numerator)	Weighted Average Shares (Denominator)	Net (Loss) Income Per Common Share
2014
Basic and diluted net loss per common share	$(4,057,171)	33,374,007	$(0.12)

2013
Basic and diluted net income per common share	$86,986	32,000,000	$0.00